General information - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of general information [line items]
Name of Reporting Entity or Other Means of Identification	Banco BBVA Argentina S.A.
Legal Form of Entity	sociedad anónima
Country of Incorporation	Argentina
Nature of Entitys Operations and Principal Activities	universal bank
Name of Ultimate Parent of Group	Banco Bilbao Vizcaya Argentaria, S.A.
Number of National Branches	251 national branches
Percentage of Share Capital of Controlling Entity	66.55
New Name of Reporting Entity Defined by The Shareholders Meeting held in 2019	Banco BBVA Argentina S.A.
Cumulative inflation rate	53.80%
Securities measured at fair value through other comprehensive income	$ 45,205,882	$ 37,787,332
Government securities [member]
Disclosure of general information [line items]
Government securities subject to restructuring accrual value	8,661,041
Securities measured at fair value through other comprehensive income	$ 4,801,364